Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) - Credit Suisse Securities USA LLC [Member] - Share Repurchase Program [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Deposit amount with third party	¥ 127,248	$ 60,000
Deposit amount utilised for shares repuchase for the period	¥ 133,395	$ 49,019
Number of shares to be repuchase under stock repuchase program	21,124,816	7,181,576